PERSONNEL, MATERIAL AND SERVICES (Tables)	12 Months Ended
Dec. 31, 2018
PERSONNEL, MATERIAL AND SERVICES
Components of personnel, material and service expenses

		12/31/2017	12/31/2016
	12/31/2018	(Reclassified)	(Reclassified)
Personnel	5,385,351	6,578,057	5,198,993
Material	261,768	263,553	268,751
Services	2,157,242	2,067,599	2,347,027
	7,804,361	8,909,209	7,814,771